SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is May 28, 2026.

For the MFS® Funds listed below:

MFS® CORE BOND FUND	MFS® LIFETIME® 2060 FUND
MFS® CORPORATE BOND FUND	MFS® LIFETIME® 2065 FUND
MFS® LIFETIME® 2030 FUND	MFS® LIFETIME® 2070 FUND
MFS® LIFETIME® 2035 FUND	MFS® LIFETIME® INCOME FUND
MFS® LIFETIME® 2040 FUND	MFS® LIMITED MATURITY FUND
MFS® LIFETIME® 2045 FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® LIFETIME® 2050 FUND	MFS® TOTAL RETURN BOND FUND
MFS® LIFETIME® 2055 FUND

Effective May 22, 2026, MFS Lifetime 2025 Fund was reorganized into MFS Lifetime Income Fund. Effective May 22, 2026, all references and information related to MFS Lifetime 2025 Fund are hereby deleted in their entirety.

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Core Bond Fund and MFS Corporate Bond Fund only, as follows:

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended April 30, 2025. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Core Bond Fund	Philipp Burgener[1]	N
	Alexander Mackey	N
	Joshua Marston	N

MFS Corporate Bond Fund	Alexander Mackey	N
	John Mitchell	D
	Gaetan Poirier[1]	N

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2026.

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Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of the Fund's fiscal year ended April 30, 2025:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Core Bond Fund	Philipp Burgener[1]	Registered Investment Companies[2]	14	$25.4 billion
		Other Pooled Investment Vehicles	8	$2.6 billion
		Other Accounts	9	$1.8 billion
	Alexander Mackey	Registered Investment Companies[2]	19	$39.2 billion
		Other Pooled Investment Vehicles	5	$3.1 billion
		Other Accounts	5	$474.8 million
	Joshua Marston	Registered Investment Companies[2]	12	$28.0 billion
		Other Pooled Investment Vehicles	9	$3.9 billion
		Other Accounts	16	$2.0 billion

MFS Corporate Bond Fund	Alexander Mackey	Registered Investment Companies[2]	19	$39.2 billion
		Other Pooled Investment Vehicles	5	$3.1 billion
		Other Accounts	5	$474.8 million
	John Mitchell	Registered Investment Companies[2]	8	$9.7 billion
		Other Pooled Investment Vehicles	10	$3.3 billion
		Other Accounts	8	$2.1 billion
	Gaetan Poirier[1]	Registered Investment Companies[2]	3	$6.3 billion
		Other Pooled Investment Vehicles	2	$618.6 million
		Other Accounts	11	$1.1 billion

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2026.

2 Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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